Employee benefit plans - Schedule of weighted-average assumptions used to determine PBO (Detail)	Mar. 31, 2023	Mar. 31, 2022
Employee Benefit Plans [Abstract]
Discount rate	1.30%	0.80%
Rate of increase in compensation levels	0.40%	0.30%
Interest crediting rate	2.80%	2.90%